Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)	¥ (25,675)	¥ 2,804	¥ (6,917)
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	44,160	46,861	49,194
Interest cost on projected benefit obligation	11,995	11,091	10,969
Expected return on plan assets	(81,902)	(71,078)	(74,744)
Amortization of net actuarial loss	770	17,019	5,641
Amortization of prior service cost	(1,280)	(1,205)	(1,204)
Loss (gain) on settlements and curtailment	(5,820)	(4,605)	(2,366)
Net periodic benefit cost (income)	(32,077)	(1,917)	(12,510)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	16,853	13,947	14,406
Interest cost on projected benefit obligation	11,233	14,295	17,370
Expected return on plan assets	(33,269)	(31,161)	(31,382)
Amortization of net actuarial loss	16,573	11,560	8,685
Amortization of prior service cost	(2,802)	(2,614)	(2,633)
Loss (gain) on settlements and curtailment	44	30	223
Net periodic benefit cost (income)	8,632	6,057	6,669
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	140	229	366
Interest cost on projected benefit obligation	494	793	1,159
Expected return on plan assets	(2,415)	(2,118)	(1,882)
Amortization of net actuarial loss	(64)	208	1,162
Amortization of prior service cost	(385)	(448)	(1,881)
Loss (gain) on settlements and curtailment	0	0	0
Net periodic benefit cost (income)	¥ (2,230)	¥ (1,336)	¥ (1,076)